Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	March 2023 PIPE [Member]	Common Stock [Member]	Common Stock [Member] March 2023 Pre-Funded Warrants [Member]	Common Stock [Member] August 2022 Offering [Member]	Common Stock [Member] March 2023 Offering [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] March 2023 PIPE [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-Controlling Interest [Member]
Stockholders Equity, Beginning Balance at Dec. 31, 2022	$ 20,900		$ 65				$ 278,827		$ (257,859)		$ (133)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2022			616,079
Issuance of shares		$ 4,740						$ 4,740
Issuance of shares, Shares		165,500
Modification of warrants related to March 2023 PIPE		$ 219						$ 219
Issuance of shares related to Pre-Funded Warrants exercise	(482,647)				56,813	425,834
Issuance of shares related to employee stock purchase plan	$ 12						12
Issuance of shares related to employee stock purchase plan, Shares			1,993
Issuance of shares related to reverse stock split, Shares			19,118
Stock-based compensation	717						717
Change in unrealized gains on available-for-sale securities	101									$ 101
Net (loss) income	(13,986)								(13,981)		(5)
Stockholders Equity, Ending Balance at Dec. 31, 2023	12,703		$ 65				284,515		(271,840)	101	(138)
Stockholders Equity, Ending Balance, Shares at Dec. 31, 2023			1,285,337
Issuance of shares related to Pre-Funded Warrants exercise			75,000
Issuance of shares related to employee stock purchase plan	5						5
Issuance of shares related to employee stock purchase plan, Shares			2,503
Stock-based compensation	138						138
Change in unrealized gains on available-for-sale securities	60									60
Net (loss) income	(2,423)								(2,423)
Stockholders Equity, Ending Balance at Mar. 31, 2024	10,483		$ 65				284,658		(274,263)	161	(138)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2024			1,362,840
Stockholders Equity, Beginning Balance at Dec. 31, 2023	$ 12,703		$ 65				284,515		(271,840)	101	(138)
Stockholders Equity, Beginning Balance, Shares at Dec. 31, 2023			1,285,337
Issuance of shares related to Pre-Funded Warrants exercise	(75,000)			75,000
Issuance of shares related to employee stock purchase plan	$ 9						9
Issuance of shares related to employee stock purchase plan, Shares			4,603
Issuance of shares related to reverse stock split, Shares	19,118
Stock-based compensation	$ 512						512
Change in unrealized gains on available-for-sale securities	(101)									$ (101)
Write-down of non-controlling interest	138										$ 138
Net (loss) income	(7,038)								(7,038)
Stockholders Equity, Ending Balance at Dec. 31, 2024	$ 6,223		$ 65				285,036		(278,878)
Stockholders Equity, Ending Balance, Shares at Dec. 31, 2024			1,364,940
Issuance of shares related to Pre-Funded Warrants exercise	0
Issuance of shares related to employee stock purchase plan	$ 5						5
Issuance of shares related to employee stock purchase plan, Shares			2,100
Stock-based compensation	78						78
Net (loss) income	2,599								2,599
Stockholders Equity, Ending Balance at Mar. 31, 2025	$ 8,905		$ 65				$ 285,119		$ (276,279)
Stockholders Equity, Ending Balance, Shares at Mar. 31, 2025			1,367,040